Organization and Business Overview (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 20, 2024	Feb. 19, 2024	Jul. 26, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Cash Provided by (Used in) Operating Activities						$ 9,253	$ 16,029	$ 24,895	$ 16,199
Retained Earnings (Accumulated Deficit)				$ 116,013		116,013		99,650	79,519
Proceeds from Issuance of Private Placement								4,100
Cash and cash equivalents				2,873		2,873		1,343	17,208
Discretionary expenses								5,500
Research and development cost				669	$ 33	1,306	44	77
Proceeds from warrant exercises			$ 4,600
Net cash ouflow from operations						(9,253)	$ (16,029)	(24,895)	(16,199)
Accumulated deficit				$ (116,013)		$ (116,013)		$ (99,650)	$ (79,519)
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development cost	$ 700
Subsequent Event [Member] | Securities and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds		$ 7,200
Number of warrants issued		8,000
Warrant, exercise price per share		$ 1,000
Proceeds from warrant exercises		$ 7,200